MINERAL PROPERTY INVESTMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
MINERAL PROPERTY INVESTMENTS [Text Block]

13. MINERAL PROPERTY INVESTMENTS

The Company early adopted all of the requirements of IFRS 9 as of January 1, 2017. Under IFRS 9, mineral property investments (which comprise equity interests in the shares of private companies) were redesignated as FVTOCI, with changes in fair value recorded in other comprehensive income (loss).

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Balance, beginning of period	$4,416,780	$-
Acquisition – Clifton transaction	-	4,416,780
Balance, end of period	$4,416,780	$4,416,780

The Company, through its subsidiary Clifton, has a 10% equity interest in the shares of Beattie Gold Mines Ltd., 2699681 Canada Ltd., and 2588111 Manitoba Ltd which directly or indirectly own various mining concessions and surface rights, collectively known as the Duparquet gold project, and in which the Company holds a 10% indirect interest. As at December 31, 2017, there was no change in the carrying value of mineral property investments given management concluded that there was no material change in fair value (Note 23).